Expense Example - FidelityAdvisorStockSelectorMidCapFund-AMCIZPRO - FidelityAdvisorStockSelectorMidCapFund-AMCIZPRO - Fidelity Advisor Stock Selector Mid Cap Fund	Jan. 28, 2023 USD ($)
Fidelity Advisor Stock Selector Mid Cap Fund - Class A
Expense Example:
1 year	$ 668
3 years	866
5 years	1,080
10 years	1,696
Fidelity Advisor Stock Selector Mid Cap Fund - Class C
Expense Example:
1 year	280
3 years	557
5 years	959
10 years	1,873
Fidelity Advisor Stock Selector Mid Cap Fund - Class M
Expense Example:
1 year	470
3 years	724
5 years	997
10 years	1,776
Fidelity Advisor Stock Selector Mid Cap Fund - Class I
Expense Example:
1 year	76
3 years	237
5 years	411
10 years	918
Fidelity Advisor Stock Selector Mid Cap Fund - Class Z
Expense Example:
1 year	60
3 years	189
5 years	329
10 years	$ 738